Debt - Unsecured Convertible Bonds (Details)			1 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 19, 2024 $ / shares	Feb. 28, 2023 USD ($) shares $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) shares $ / shares
Debt Instrument [Line Items]
Premium paid convertible bonds repurchased					$ 2,300,000
S 2024 Q1 Dividends
Debt Instrument [Line Items]
Dividend paid per share (in USD per share) | $ / shares		$ 0.32
O 2025 Q1 Dividends
Debt Instrument [Line Items]
Dividend paid per share (in USD per share) | $ / shares				$ 0.02
$250m Convertible bonds
Debt Instrument [Line Items]
Principal			$ 250,000,000.0			$ 250,000,000
Debt instrument, interest rate			5.00%
Conversion price (in dollars per share) | $ / shares			$ 7.3471			$ 6.9376
Conversion of bonds into shares (in shares) | shares			34,027,031			34,507,611
Debt instrument, repurchased face amount	$ 10,600,000
Debt inistrument, repurchase price, percentage	1.2088
Debt repurchase amount	$ 12,900,000